Taxation (Details) - Schedule of Unrecognized Tax Loss Carryforwards - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Taxation (Details) - Schedule of Unrecognized Tax Loss Carryforwards [Line Items]
Total tax loss carry-forwards	$ 60,606,571	$ 103,114,677
Within 1 year [Member]
Taxation (Details) - Schedule of Unrecognized Tax Loss Carryforwards [Line Items]
Total tax loss carry-forwards	22,717,044	27,956,899
Between 1 and 3 years [Member]
Taxation (Details) - Schedule of Unrecognized Tax Loss Carryforwards [Line Items]
Total tax loss carry-forwards	13,625,930	31,668,498
Between 3 and 7 years [Member]
Taxation (Details) - Schedule of Unrecognized Tax Loss Carryforwards [Line Items]
Total tax loss carry-forwards	22,681,981	41,797,708
More than 7 years [Member]
Taxation (Details) - Schedule of Unrecognized Tax Loss Carryforwards [Line Items]
Total tax loss carry-forwards	$ 1,581,616	$ 1,691,572